Indemnification	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Indemnification

6 - Indemnification

The trust agreement provides that the Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries shall be indemnified from the Trust and held harmless against any loss, liability, cost, expense or judgment arising out of or in connection with the performance of their obligations under the trust agreement or any actions taken in accordance with the provisions of the trust agreement incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the trust agreement.

6 - Indemnification

The trust agreement provides that the Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries shall be indemnified from the Trust and held harmless against any loss, liability, cost, expense or judgment arising out of or in connection with the performance of their obligations under the trust agreement or any actions taken in accordance with the provisions of the trust agreement incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the trust agreement.